SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2011
Selected Statement Of Income Data [Abstract]
Selected Statement Of Income Data [Text Block]
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2009	2010	2011

Total costs	$4,438	$5,667	$7,269
Less - capitalized software costs	(3,128)	(3,595)	(5,222)

Research and development, net	$1,310	$2,072	$2,047

b.	Financial income (expenses), net:

Interest income net of bank charges	$482	$13	$464
Interest expenses related to liabilities in connection with acquisition	-	(173)	(112)
Loss arising from foreign currency translation	(244)	(64)	(131)

Financial income(expenses), net	$238	$(224)	$221

c.	In 2009, the Company sold its office buildings in Hungary and Israel for $ 535 and $ 5,200, respectively. As a result of the sales, the Company recorded net gains of approximately $ 289 and $ 1,960, respectively.